Shareholder Report, Holdings (Details)	Mar. 31, 2025
Schwab Ariel ESG ETF | One Spa World Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Ariel ESG ETF | Fiserv Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Ariel ESG ETF | Norwegian Cruise Line Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Ariel ESG ETF | Lindblad Expeditions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Ariel ESG ETF | Brinks Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Ariel ESG ETF | First American Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Ariel ESG ETF | Prestige Consumer Healthcare Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Ariel ESG ETF | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Ariel ESG ETF | Middleby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Ariel ESG ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Ariel ESG ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Schwab Ariel ESG ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Schwab Ariel ESG ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Schwab Ariel ESG ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
Schwab Ariel ESG ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Ariel ESG ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab Ariel ESG ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Schwab Ariel ESG ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Ariel ESG ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Ariel ESG ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Crypto Thematic ETF | Micro Strategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Crypto Thematic ETF | IREN Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Crypto Thematic ETF | Bitdeer Technologies Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Crypto Thematic ETF | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Crypto Thematic ETF | Cleanspark Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Crypto Thematic ETF | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Crypto Thematic ETF | Cipher Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Crypto Thematic ETF | Semler Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Crypto Thematic ETF | MARA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Crypto Thematic ETF | Bit Digital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Crypto Thematic ETF | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1],[2]
Schwab Crypto Thematic ETF | Application Software [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%	[2]
Schwab Crypto Thematic ETF | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[2]
Schwab Crypto Thematic ETF | Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
Schwab Crypto Thematic ETF | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
Schwab Crypto Thematic ETF | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
Schwab Crypto Thematic ETF | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[2]
Schwab Crypto Thematic ETF | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
Schwab Crypto Thematic ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[2]
Schwab Crypto Thematic ETF | Regional Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
Schwab Crypto Thematic ETF | Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
Schwab Crypto Thematic ETF | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.20%	[2]
Schwab Crypto Thematic ETF | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
Schwab Crypto Thematic ETF | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.50%	[2]
Schwab Crypto Thematic ETF | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
Schwab Crypto Thematic ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[2]

[1]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Excludes derivatives.